UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

 (Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

With copy to:

Leslie Cruz, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant's telephone number, including area code: (800) 746-33212

Date of fiscal year end: April 30

Date of reporting period: October 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Croft Value Fund

Class I Shares (CIVFX)

Class R Shares (CLVFX)

Croft Income Fund (CLINX)

Croft Focus Fund

Class I Shares (CIFVX)

Class R Shares (CRFVX)

 SEMI-ANNUAL REPORT

OCTOBER 31, 2014

(UNAUDITED)

CROFT VALUE FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Real Estate Investment Trusts 1.94%
Technology 11.04%
Basic Materials 9.28%
Cash Equivalents 1.74%
Communication Services 3.73%
Industrials 15.20%
Healthcare 12.52%
Consumer Cyclical 15.21%
Financial Services 16.92%
Energy 8.56%
Consumer Defensive 3.86%

Sectors are based on Morningstar® classifications.

Portfolio allocations are subject to change.

CROFT INCOME FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the investment grade as a percentage of the portfolio of investments.

Non-Investment
Grade
16.7%
Investment Grade *
83.3%

* Investment Grade are those considered by Moody to be Baa3 or higher or by Standard and Poor to be BBB- or higher.

Portfolio allocations are subject to change.

CROFT FOCUS FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Industrials
12.13%
Technology
11.68%
Basic Materials
8.68%
Cash Equivalents
6.09%
Communication Services
11.87%
Consumer Cyclical
22.27%
Consumer Defensive
3.48%
Energy
6.36%
Financial Services
10.23%
Healthcare
7.21%

Sectors are based on Morningstar® classifications.

Portfolio allocations are subject to change.

	Croft Value Fund
	Schedule of Investments
	October 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 96.44%

Agricultural - 0.72%
5,580	Monsanto Co.	$ 641,923

Apparel & Textiles - 0.63%
5,529	Fossil Group, Inc. *	562,078

Autos & Automotive Products - 4.49%
1,871	AutoZone, Inc. *	1,035,636
29,125	Dana Holding Corp.	595,897
37,325	General Motors Co.	1,172,005
11,373	Harman International Industries, Inc.	1,220,778
		4,024,316
Banks, S&L's and Brokers - 2.14%
35,803	Citigroup, Inc.	1,916,535

Building & Construction - 2.37%
12,584	Chicago Bridge & Iron Co.	687,590
42,189	Quanta Services, Inc. *	1,437,801
		2,125,391
Business Services - 1.80%
5,593	Accenture Plc. Class A	453,704
87,669	Xerox Corp.	1,164,244
		1,617,948
Capital Equipment - 4.74%
7,810	Caterpillar, Inc.	792,012
5,438	Deere & Co.	465,167
12,107	Flowserve Corp.	823,155
9,495	United Technologies Corp.	1,015,965
31,727	Xylem, Inc.	1,153,594
		4,249,893
Chemicals - 1.25%
12,217	LyondellBasell Industries NV - Class A	1,119,444

Consumer Cyclicals - 2.39%
12,458	Whirlpool Corp.	2,143,399

Consumer Non-Durables - 2.65%
9,915	Philip Morris International, Inc.	882,534
17,138	Procter & Gamble Co.	1,495,633
		2,378,167
Consumer Services - 1.31%
30,913	Gap, Inc.	1,171,294

Containers & Paper - 2.43%
43,164	International Paper Co.	2,184,962

Financial Services - 2.82%
28,044	Invesco Ltd.	1,134,941
10,229	PNC Financial Services Group	883,683
2,113	Visa, Inc. Class A	510,142
		2,528,766
Food & Drug Producers - 1.21%
30,846	Mondelez International, Inc.	1,087,630

Forest Products - 5.09%
50,313	Plum Creek Timber Co., Inc.	2,063,336
73,995	Weyerhaeuser Co.	2,505,471
		4,568,807
Healthcare - 6.08%
27,099	Express Scripts Holding Co. *	2,081,745
10,486	Laboratory Corp. of America Holdings *	1,146,015
23,478	UnitedHealth Group, Inc.	2,230,645
		5,458,405
Industrial Goods - 0.67%
18,188	Allegheny Technologies, Inc.	597,476

Industrial Products - 0.73
14,433	Generac Holdings, Inc. *	654,392

Insurance Agents & Brokers - 1.46%
24,119	Marsh & McLennan Companies, Inc.	1,311,350

Life Insurance - 6.00%
50,068	MetLife, Inc.	2,715,688
30,137	Prudential Financial, Inc.	2,668,330
		5,384,018
Media & Entertainment - 8.41%
50,277	Arris Group, Inc. *	1,509,316
27,772	Comcast Corp. Class A	1,531,348
25,202	Discovery Communications, Inc. *	881,818
21,056	Liberty Interactive Corp. Class A *	550,404
57,801	News Corp. Class A *	894,759
63,124	Twenty-First Century Fox, Inc.	2,176,515
		7,544,160
Multi-Industry - 3.19%
37,322	General Electric Co.	963,281
8,637	Honeywell International, Inc.	830,188
24,935	Tyco International, Inc.	1,070,459
		2,863,928
Natural Gas - 7.73%
20,437	Apache Corp.	1,577,736
27,678	Devon Energy Corp.	1,660,680
15,234	National Fuel Gas Co.	1,054,650
20,437	Southwestern Energy Co. *	664,407
35,588	Williams Companies, Inc.	1,975,490
		6,932,963
Oil - 0.84%
22,941	Crescent Point Energy Corp.	757,741

Pharmaceuticals - 6.45%
17,933	Johnson & Johnson	1,932,819
30,120	Mylan, Inc. *	1,612,926
6,201	Perrigo Co. Plc	1,001,151
41,366	Pfizer, Inc.	1,238,912
		5,785,808
Property & Casualty Insurance - 4.52%
26,756	Allstate Corp.	1,735,127
21,226	Ace Ltd.	2,320,002
		4,055,129
Retail Stores - 0.93%
14,558	Lowes Companies, Inc.	832,718

Specialty Chemicals - 2.23%
34,959	FMC Corp.	2,004,899

Technology - 5.61%
2,983	Amazon.com, Inc. *	911,187
9,834	CDW Corp.	303,280
13,254	Ebay, Inc. *	695,835
22,859	EMC Corp.	656,739
1,652	Google, Inc. Class C *	923,600
7,538	Power Integrations, Inc.	379,614
43,238	Trimble Navigation Ltd. *	1,161,373
		5,031,628
Telecommunications - 1.18%
5,483	SBA Communications, Inc. Class A *	615,905
74,507	Sprint Corp. *	441,826
		1,057,731
Transportation - 3.52%
17,237	American Airlines Group, Inc.	712,750
7,362	Norfolk Southern Corp.	814,532
40,923	XPO Logistics, Inc. *	1,633,646
		3,160,928
Utilities - 0.85%
29,775	Telephone & Data Systems, Inc.	763,431

TOTAL FOR COMMON STOCKS (Cost $56,172,465) - 96.44%		$ 86,517,258

REAL ESTATE INVESTMENT TRUSTS - 1.94%
17,894	American Tower Corp. Class A	1,744,665
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,372,550) - 1.94%		$ 1,744,665

SHORT TERM INVESTMENTS - 1.75%
1,567,231	Invesco Short Term Investment Treasury Fund 0.01% **	1,567,231
TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,567,231) - 1.75%		$ 1,567,231

TOTAL INVESTMENTS (Cost $59,112,246) - 100.13%		$ 89,829,154

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.13)%		(115,546)

NET ASSETS - 100.00%		$ 89,713,608

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2014.
The accompanying notes are an integral part of these financial statements.

	Croft Income Fund
	Schedule of Investments
	October 31, 2014 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS (a) - 47.04%

Agriculture - 0.74%
100,000	Archer-Daniels Midland Co., 5.45%, 3/15/18	$ 112,233

Autos & Automotive Products - 2.55%
180,000	Dana Holdings Corp., 6.50%, 2/15/19	186,975
200,000	Ford Motor Credit Co., LLC, 2.75%, 5/15/15	201,991
		388,966
Building Materials & Housing - 2.02%
180,000	Lennar Corp., 4.75%, 12/15/17	188,100
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	120,768
		308,868
Business Services - 1.06%
145,000	United Parcel Services, 5.50%, 1/15/18	162,353

Capital Goods - 1.89%
160,000	Pitney Bowes, Inc., 4.75%, 5/15/18	171,433
105,000	United Technologies Corp., 5.375%, 12/15/17	117,786
		289,219
Chemicals - 2.12%
150,000	Albemarle Corp., 5.10%, 2/1/15	151,572
150,000	DuPont EI De Nemours, 6.00% 7/15/18	171,903
		323,475
Containers & Paper - 1.03%
150,000	Crown Americas LLC, 6.25%, 2/1/21	157,875

Electric & Gas Utilities - 1.24%
185,000	Exelon Corp., 4.90%, 6/15/15	189,717

Energy - 5.58%
100,000	BP Capital Markets Plc, 3.125%, 10/1/15	102,428
100,000	ConocoPhillips Corp., 5.20%, 5/15/18	112,208
150,000	Consol Energy, Inc., 8.25%, 4/1/20	158,250
160,000	Occidental Petroleum Corp., 1.75%, 2/15/17	162,012
167,000	SM Energy Co., 6.625%, 2/15/19	172,845
140,000	Whiting Petroleum Corp., 6.50%, 10/1/18	144,200
		851,943
Energy Services - 1.65%
100,000	Baker Hughes, Inc., 7.50%, 11/15/18	120,907
140,000	Hornbeck Offshore Services, Inc., 5.875, 4/1/20	131,600
		252,507
Financial Services - 4.71%
75,000	Berkshire Hathaway Financial Corp., 1.60%, 5/15/17	75,916
150,000	Capital One Financial Co., 2.45%, 4/24/19	150,444
165,000	Deere Capital Corp., 2.00%, 1/13/17	168,478
60,000	JP Morgan Chase & Co., 5.875%, 6/13/16	64,631
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	158,478
100,000	PNC Funding Corp., 3.625%, 2/8/15	100,843
		718,790
Food & Drug Producers - 1.72%
150,000	Anheuser-Busch InBev SA/NV, 4.125%, 1/15/15	151,056
110,000	Pfizer, Inc., 5.35%, 3/15/15	111,926
		262,982
Gas & Gas Transmission - 0.64%
100,000	KN Energy, Inc. Senior Debentures, 7.25%, 3/1/28	97,750

Industrial Goods - 2.90%
75,000	Cummins Engine Company, Inc. Debentures, 6.75%, 2/15/27	95,354
206,000	General Electric Co., 5.25%, 12/6/17	229,252
115,000	Johnson Controls, Inc., 7.70%, 3/1/15	117,701
		442,307
Media & Entertainment - 3.48%
186,000	Liberty Interactive, Corp., 8.25%, 2/1/30	202,740
165,000	News America Holdings, Inc., 7.75%, 2/1/24	200,003
110,000	Washington Post Co., 7.25%, 2/1/19	128,097
		530,840
Metal & Mining - 2.23%
90,000	ArcelorMittal, 4.25%, 8/5/15	91,463
100,000	Nucor Corp., 5.75%, 12/1/17	111,519
125,000	U.S. Steel Corp., 7.00%, 2/1/18	137,812
		340,794
Miscellaneous Consumer Goods & Services - 0.71%
100,000	Tenneco Packaging, Inc. Debentures, 8.125%, 6/15/17	108,000

Retail Stores - 1.54%
70,000	Auto Zone, Inc., 6.95%, 6/15/16	76,390
160,000	Costco Wholesale Corp., 1.125%, 12/15/17	158,938
		235,328
Technology - 4.98%
200,000	Amazon.com, Inc., 2.50%, 11/29/22	187,123
40,000	Arrow Electronics, Inc., 6.875%, 6/1/18	45,799
150,000	CDW LLC, 8.50%, 4/1/19	159,000
145,000	Cisco Systems, Inc., 5.50%, 2/22/16	154,214
100,000	IBM Corp., 5.70%, 9/14/17	112,355
100,000	Texas Instruments, Inc., 2.375%, 5/16/16	102,800
		761,291
Telecommunications - 1.98%
150,000	Anixter, Inc., 5.95%, 3/1/15	151,312
150,000	CenturyLink, Inc., 5.00%, 2/15/15	151,425
		302,737
Textiles & Apparel Mfg. - 1.25%
180,000	Hanesbrands, Inc., 6.375%, 12/15/20	191,025

Transportation - 1.02%
150,000	Hertz Corp., 6.75%, 4/15/19	156,375

TOTAL FOR CORPORATE BONDS (Cost $6,834,681) - 47.04%		$ 7,185,375

PREFERRED STOCKS - 0.56%
3,000	CHS, Inc., Series B, 7.875%	$ 85,410
TOTAL FOR PREFERRED STOCKS (Cost $75,000) - 0.56%		$ 85,410

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 25.73%
750,000	U.S. Treasury Notes, 0.375%, 1/31/16	751,465
750,000	U.S. Treasury Notes, 0.375%, 5/31/16	750,527
750,000	U.S. Treasury Notes, 0.75%, 1/15/17	752,344
750,000	U.S. Treasury Notes, 0.875%, 6/15/17	751,699
300,000	U.S. Treasury Notes, 1.875%, 10/31/17	308,086
300,000	U.S. Treasury Notes, 2.625%, 12/31/14	301,195
300,000	U.S. Treasury Notes, 3.25%, 7/31/16	314,813
TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $3,921,111) - 25.73%		$ 3,930,129

SHORT TERM INVESTMENTS - 26.05%
3,980,044	Invesco Short Term Investment Treasury Fund 0.01% **	3,980,044
TOTAL FOR SHORT TERM INVESTMENTS (Cost $3,980,044) - 26.05%		$ 3,980,044

TOTAL INVESTMENTS (Cost $14,810,836) - 99.38%		$ 15,180,958

OTHER ASSETS LESS LIABILITIES - 0.62%		94,877

NET ASSETS - 100.00%		$ 15,275,835

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Notes 2 and 3 of the accompanying notes to the financial statements for additional information.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2014.
The accompanying notes are an integral part of these financial statements.

	Croft Focus Fund
	Schedule of Investments
	October 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 95.08%

Apparel & Textiles - 3.65%
3,283	Fossil Group, Inc. *	$ 333,750

Autos & Automotive Products - 3.84%
11,178	General Motors Co. *	350,989

Banks, S&L's and Brokers - 3.75%
6,399	Citigroup, Inc.	342,539

Building & Construction - 3.99%
6,666	Chicago Bridge & Iron Co.	364,230

Business Services - 3.65%
25,073	Xerox Corp.	332,969

Consumer Cyclicals - 4.15%
2,201	Whirlpool Corp.	378,682

Consumer Non-Durables - 3.52%
8,309	Unilever NV ADR	321,808

Consumer Services - 3.64%
8,782	Gap, Inc.	332,750

Containers & Paper - 4.27%
7,703	International Paper Co.	389,926

Forest Products - 3.86%
8,590	Plum Creek Timber Co., Inc.	352,276

Healthcare - 3.44%
4,092	Express Scripts Holding Co. *	314,348

Industrial Products - 3.65%
7,342	Generac Holdings, Inc.	332,886

Life Insurance - 3.72%
3,837	Prudential Financial, Inc.	339,728

Media & Entertainment - 11.48%
12,281	Arris Group, Inc. *	368,676
7,252	Comcast Corp. Class A	399,875
8,109	Twenty-First Century Fox, Inc.	279,598
		1,048,149
Natural Gas - 6.44%
3,879	Apache Corp.	299,459
5,200	Williams Companies, Inc.	288,652
		588,111
Pharmaceuticals - 3.86%
2,182	Perrigo Co. Plc	352,284

Property & Casualty Insurance - 2.89%
2,414	Ace Ltd.	263,850

Specialty Chemicals - 4.93%
7,855	FMC Corp.	450,484

Technology - 4.08%
1,219	Amazon.com, Inc. *	372,356

Telecommunications - 3.21%
49,461	Sprint Corp. *	293,304

Transportation - 4.64%
10,257	American Airlines Group, Inc.	424,127

Utilities - 4.42%
15,760	Telephone & Data Systems, Inc.	404,086

TOTAL FOR COMMON STOCKS (Cost $8,519,538) - 95.08%		$ 8,683,632

SHORT TERM INVESTMENTS - 6.16%
562,703	Invesco Short Term Investment Treasury Fund 0.01% **	562,703
TOTAL FOR SHORT TERM INVESTMENTS (Cost $562,703) - 6.16%		$ 562,703

TOTAL INVESTMENTS (Cost $9,082,241) - 101.24%		$ 9,246,335

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.24)%		(113,401)

NET ASSETS - 100.00%		$ 9,132,934

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2014.
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

Croft Funds Corporation
Statements of Assets and Liabilities
October 31, 2014 (Unaudited)

Assets:	Value Fund	Income Fund	Focus Fund
Investments in Securities, at Fair Value
(Cost $59,112,246, $14,810,836 and $9,082,241, respectively)	$ 89,829,154	$ 15,180,958	$ 9,246,335
Receivable for Portfolio Securities Sold	21,459	-	-
Dividends and Interest Receivable	56,022	99,283	2,066
Due from Advisor	-	2,042	-
Prepaid Expenses	37,920	10,958	8,266
Total Assets	89,944,555	15,293,241	9,256,667
Liabilities:
Payables:
Accrued Management Fees	69,164	-	11,854
Distribution Fees Payable to the Advisor	14,616	3,241	65
Fund Shares Redeemed	124,732	1,038	-
Portfolio Securities Purchased	-	-	99,317
Distributions Payable	-	1,234	-
Other Accrued Expenses	22,435	11,893	12,497
Total Liabilities	230,947	17,406	123,733
Net Assets	$ 89,713,608	$ 15,275,835	$ 9,132,934

Net Assets Consist of:
Paid In Capital	$ 38,054,253	$ 15,153,831	$ 8,744,122
Par Value of Common Stock	3,193	1,562	880
Accumulated Undistributed Net Investment Income	614,010	22,906	2,032
Accumulated Realized Gain (Loss) on Investments	20,325,244	(272,586)	221,806
Unrealized Appreciation in Value on Investments	30,716,908	370,122	164,094
Net Assets (30,000,000 shares authorized, $0.001 par value for the Croft
Funds Corporation, which includes the Value Fund, Income Fund and Focus
Fund), for 3,192,568, 1,561,529 and 879,546 Shares Outstanding, respectively.	$ 89,713,608	$ 15,275,835	$ 9,132,934

Class C Shares:
Net Assets		$ 15,275,835
Shares outstanding		1,561,529
Net asset value and offering price		$ 9.78

Short-term Redemption Price Per Share ($9.78 x 0.98) *		$ 9.59

Class I Shares:
Net Assets	$ 18,826,300		$ 8,813,880
Shares outstanding	661,462		848,755
Net asset value and offering price	$ 28.46		$ 10.38

Short-term Redemption Price Per Share ($28.46 x 0.98 and $10.38 x 0.98, respectively) *	$ 27.89		$ 10.18

Class R Shares:
Net Assets	$ 70,887,308		$ 319,054
Shares outstanding	2,531,106		30,791
Net asset value and offering price	$ 28.01		$ 10.36

Short-term Redemption Price Per Share ($28.01 x 0.98 and $10.36 x 0.98, respectively) *	$ 27.45		$ 10.15

* The Funds will deduct a 2% redemption fee from redemption proceeds if you purchase shares and then redeem those shares within 30 days.

The accompanying notes are an integral part of these financial statements.

Croft Funds Corporation
Statements of Operations
For the six months ended October 31, 2014 (Unaudited)

	Value Fund	Income Fund	Focus Fund	*
Investment Income:
Dividends (net of foreign withholding taxes of $6,108, $0, and $56 respectively)	$ 717,654	$ 2,953	$ 46,348
Interest	183	183,004	35
Total Investment Income	717,837	185,957	46,383

Expenses:
Advisory Fees	460,706	59,389	38,199
Distribution Fees (Value Fund - Class R and Focus Fund - Class R)	98,937	18,794	347
Transfer Agent and Fund Accounting Fees	29,863	16,713	16,710
Custody Fees	11,751	2,640	2,278
Registration Fees	24,077	9,841	4,649
Audit Fees	7,967	7,465	7,967
Insurance Fees	14,165	1,155	318
Legal Fees	13,380	2,265	1,831
Miscellaneous Fees	2,165	513	122
Printing and Mailing Fees	7,559	1,086	294
Director Fees	6,554	681	379
Total Expenses	677,124	120,542	73,094
Fees Waived/Reimbursed by the Advisor	(210)	(37,849)	(23,170)
Net Expenses	676,914	82,693	49,924

Net Investment Income (Loss)	40,923	103,264	(3,541)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	10,188,262	(4,082)	240,130
Net Change in Unrealized Appreciation on Investments	(7,241,454)	(102,490)	128,152
Net Realized and Unrealized Gain (Loss) on Investments	2,946,808	(106,572)	368,282

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,987,731	$ (3,308)	$ 364,741

* For the period December 31, 2013 (commencement of investment operations) through April 30, 2014.
The accompanying notes are an integral part of these financial statements.

Croft Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	10/31/2014	4/30/2014
Increase in Net Assets From Operations:
Net Investment Income	$ 40,923	$ 791,869
Net Realized Gain on Investments	10,188,262	67,153,355
Net Change in Unrealized Appreciation on Investments	(7,241,454)	(37,363,202)
Net Increase in Net Assets Resulting from Operations	2,987,731	30,582,022

Distributions to Shareholders from:
Net Investment Income:
Class I	-	(80,633)
Class R	-	(970,695)
Realized Gains:
Class I	-	(2,523,923)
Class R	-	(16,720,311)
Net Change in Net Assets from Distributions	-	(20,295,562)

Capital Share Transactions:
Proceeds from Sale of Shares
Class I	222,972	8,200,571
Class R	10,351,371	71,768,730
Proceeds from Shares Issued/(Redeemed) from Transfers In-Kind
Class I	-	683,486
Class R	-	(683,486)
Proceeds from Reinvestment of Dividends
Class I	-	2,604,556
Class R	-	17,370,639
Cost of Shares Redeemed
Class I	(127,263)	(3,262,743)
Class R *	(40,867,900)	(281,475,894)
Net Decrease from Shareholder Activity	(30,420,820)	(184,794,141)

Net Assets:
Net Decrease in Net Assets	(27,433,089)	(174,507,681)
Beginning of Period	117,146,697	291,654,378
End of Period (Including Accumulated Undistributed Net
Investment Income of $614,010 and $573,087, respectively)	$ 89,713,608	$ 117,146,697

Share Transactions:
Shares Sold
Class I	7,660	290,701
Class R	374,907	2,590,070
Shares Issued/(Redeemed) from Transfers In-Kind
Class I	-	23,770
Class R	-	(23,978)
Shares Issued on Reinvestment of Dividends
Class I	-	96,322
Class R	-	651,317
Shares Redeemed
Class I	(4,510)	(120,112)
Class R	(1,478,997)	(10,121,689)
Net Decrease in Shares	(1,100,940)	(6,613,599)
Outstanding at Beginning of Period	4,293,508	10,907,107
Outstanding at End of Period	3,192,568	4,293,508

* Includes securities redeemed in-kind. See Note 10.
The accompanying notes are an integral part of these financial statements.

Croft Income Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	10/31/2014	4/30/2014
Increase in Net Assets From Operations:
Net Investment Income	$ 103,264	$ 274,288
Realized Loss on Investments	(4,082)	(3,242)
Net Change in Unrealized Appreciation on Investments	(102,490)	(241,876)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,308)	29,170

Distributions to Shareholders:
Net Investment Income	(103,609)	(275,622)
Net Change in Net Assets from Distributions	(103,609)	(275,622)

Capital Share Transactions:
Proceeds from Sale of Shares	864,527	1,655,451
Shares Issued on Reinvestment of Dividends	101,217	261,997
Cost of Shares Redeemed	(174,195)	(3,736,654)
Net Increase (Decrease) from Shareholder Activity	791,549	(1,819,206)

Net Assets:
Net Increase (Decrease) in Net Assets	684,632	(2,065,658)
Beginning of Period	14,591,203	16,656,861
End of Period (Including Accumulated Undistributed Net
Investment Income of $22,906 and $23,251, respectively)	$ 15,275,835	$ 14,591,203

Share Transactions:
Shares Sold	87,901	167,178
Shares Issued on Reinvestment of Dividends	10,335	26,533
Shares Redeemed	(17,726)	(377,750)
Net Increase (Decrease) in Shares	80,510	(184,039)
Outstanding at Beginning of Period	1,481,019	1,665,058
Outstanding at End of Period	1,561,529	1,481,019

The accompanying notes are an integral part of these financial statements.

Croft Focus Fund
Statement of Changes in Net Assets

	(Unaudited)
	For the Six	Period
	Months Ended	Ended
	10/31/2014	4/30/2014*
Increase in Net Assets From Operations:
Net Investment Income (Loss)	$ (3,541)	$ 5,573
Net Realized Gain (Loss) on Investments	240,130	(18,324)
Net Change in Unrealized Appreciation on Investments	128,152	35,942
Net Increase in Net Assets Resulting from Operations	364,741	23,191

Distributions to Shareholders from:
Net Investment Income:
Class I	-	-
Class R	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares
Class I	1,100,179	7,332,566
Class R	100,000	212,257
Proceeds from Reinvestment of Dividends
Class I	-	-
Class R	-	-
Cost of Shares Redeemed
Class I	-	-
Class R	-	-
Net Increase from Shareholder Activity	1,200,179	7,544,823

Net Assets:
Net Increase in Net Assets	1,564,920	7,568,014
Beginning of Period	7,568,014	-
End of Period (Including Accumulated Undistributed Net
Investment Income of $2,032 and $5,573, respectively)	$ 9,132,934	$ 7,568,014

Share Transactions:
Shares Sold
Class I	111,735	737,019
Class R	9,557	21,235
Shares Issued on Reinvestment of Dividends
Class I	-	-
Class R	-	-
Shares Redeemed
Class I	-	-
Class R	-	-
Net Increase in Shares	121,292	758,254
Outstanding at Beginning of Period	758,254	-
Outstanding at End of Period	879,546	758,254

* For the period December 31, 2013 (commencement of investment operations) through April 30, 2014.
The accompanying notes are an integral part of these financial statements.

Croft Value Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six		For the		Period
	Months Ended		Year Ended		Ended
	10/31/2014		4/30/2014		4/30/2013 †

Net Asset Value, at Beginning of Period	$ 27.63		$ 26.93		$ 23.35

Income From Investment Operations:
Net Investment Income *	0.04		0.16		0.19
Net Gain on Securities (Realized and Unrealized)	0.79		4.41		3.52
Total from Investment Operations	0.83		4.57		3.71

Distributions:
Net Investment Income	-		(0.12)		(0.13)
Realized Gains	-		(3.75)		-
Total from Distributions	-		(3.87)		(0.13)

Net Asset Value, at End of Period	$ 28.46		$ 27.63		$ 26.93

Total Return **	3.00%	****	17.28%		15.96%	****

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 18,826		$ 18,189		$ 9,900
Before Waivers
Ratio of Expenses to Average Net Assets ***	1.18%		1.18%		1.04%
Ratio of Net Investment Income to Average Net Assets ***	0.28%		0.50%		0.99%
After Waivers
Ratio of Expenses to Average Net Assets ***	1.18%		1.10%	(a)	1.04%
Ratio of Net Investment Income to Average Net Assets ***	0.29%		0.58%	(a)	0.99%
Portfolio Turnover	11.45%	****	17.47%		12.82%	****

† For the period August 1, 2012 (commencement of investment operations) through April 30, 2013.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

***Annualized for period less than one year.
**** Not Annualized.
(a) The voluntary waiver and auction fee amounted to 0.08%. See Note 10.
The accompanying notes are an integral part of these financial statements.

Croft Value Fund - Class R
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six
	Months Ended		Years Ended
	10/31/2014		4/30/2014		4/30/2013		4/30/2012		4/30/2011		4/30/2010

Net Asset Value, at Beginning of Period	$ 27.22		$ 26.73		$ 24.10		$ 25.62		$ 21.87		$ 15.35

Income (Loss) From Investment Operations:
Net Investment Income *	-	**	0.12		0.18		0.09		0.64		-	**
Net Gain (Loss) on Securities (Realized and Unrealized)	0.79		4.34		2.65		(1.49)		3.69		6.54
Total from Investment Operations	0.79		4.46		2.83		(1.40)		4.33		6.54

Distributions:
Net Investment Income	-		(0.22)		(0.20)		(0.12)		(0.58)		(0.02)
Realized Gains	-		(3.75)		-		-		-		-
Total from Distributions	-		(3.97)		(0.20)		(0.12)		(0.58)		(0.02)

Proceeds from Redemption Fees	-	**	-	**	-	**	-	**	-	**	-	**

Net Asset Value, at End of Period	$ 28.01		$ 27.22		$ 26.73		$ 24.10		$ 25.62		$ 21.87

Total Return ***	2.90%	****	16.98%		11.82%		(5.42)%		20.04%		42.63%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 70,887		$ 98,958		$ 281,754		$ 338,971		$ 438,815		$ 313,287
Before Waivers
Ratio of Expenses to Average Net Assets	1.43%		1.42%		1.30%		1.28%		1.28%		1.32%
Ratio of Net Investment Income to Average Net Assets	0.04%		0.34%		0.72%		0.42%		2.88%		0.02%
After Waivers
Ratio of Expenses to Average Net Assets	1.43%		1.34%	(a)	1.30%		1.28%		1.28%		1.32%
Ratio of Net Investment Income to Average Net Assets	0.04%		0.42%	(a)	0.72%		0.42%		2.88%		0.02%
Portfolio Turnover	11.45%	****	17.47%		12.82%		17.17%		19.97%		10.72%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

**** Not Annualized.
(a) The voluntary waiver and auction fee amounted to 0.08%. See Note 10.
The accompanying notes are an integral part of these financial statements.

Croft Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six
	Months Ended		Years Ended
	10/31/2014		4/30/2014	4/30/2013		4/30/2012	4/30/2011	4/30/2010

Net Asset Value, at Beginning of Period	$ 9.85		$ 10.00	$ 10.00		$ 9.99	$ 9.87	$ 8.98

Income (Loss) From Investment Operations:
Net Investment Income *	0.07		0.18	0.25		0.31	0.38	0.39
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.07)		(0.14)	0.00	**	0.01	0.12	0.89
Total from Investment Operations	0.00		0.04	0.25		0.32	0.50	1.28

Distributions:
Net Investment Income	(0.07)		(0.19)	(0.25)		(0.31)	(0.38)	(0.39)
Realized Gains	-		-	-		-	-	-
Total from Distributions	(0.07)		(0.19)	(0.25)		(0.31)	(0.38)	(0.39)

Proceeds from Redemption Fees	-		-	-	**	-	-	-	**

Net Asset Value, at End of Period	$ 9.78		$ 9.85	$ 10.00		$ 10.00	$ 9.99	$ 9.87

Total Return ***	(0.02)%	****	0.38%	2.56%		3.29%	5.16%	14.39%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 15,276		$ 14,591	$ 16,657		$ 15,020	$ 14,052	$ 15,005
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.60%		1.53%	1.52%		1.56%	1.74%	1.94%
Ratio of Net Investment Income to Average Net Assets	0.87%		1.41%	2.09%		2.67%	3.12%	3.24%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.10%		1.10%	1.10%		1.10%	1.10%	1.10%
Ratio of Net Investment Income to Average Net Assets	1.37%		1.83%	2.51%		3.13%	3.76%	4.09%
Portfolio Turnover	23.65%	****	3.71%	26.38%		26.02%	16.21%	12.73%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Amount less than $0.005 per share.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

**** Not Annualized.
The accompanying notes are an integral part of these financial statements.

Croft Focus Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six		Period
	Months Ended		Ended
	10/31/2014		4/30/2014 †

Net Asset Value, at Beginning of Period	$ 9.98		$ 10.00

Income From Investment Operations:
Net Investment Income *	0.00	#	0.01
Net Gain (Loss) on Securities (Realized and Unrealized) *****	0.40		(0.03)
Total from Investment Operations	0.40		(0.02)

Distributions:
Net Investment Income	-		-
Realized Gains	-		-
Total from Distributions	-		-

Net Asset Value, at End of Period	$ 10.38		$ 9.98

Total Return **	4.01%	****	(0.20)%	****

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 8,814		$ 7,356
Before Waivers
Ratio of Expenses to Average Net Assets ***	1.79%		2.29%
Ratio of Net Investment Loss to Average Net Assets ***	(0.65)%		(0.81)%
After Waivers
Ratio of Expenses to Average Net Assets ***	1.22%		1.22%
Ratio of Net Investment Gain (Loss) to Average Net Assets ***	(0.08)%		0.26%
Portfolio Turnover	56.41%	****	13.90%	****

† For the period December 31, 2013 (commencement of investment operations) through April 30, 2014.
# Amount less than $0.005 per share.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
***Annualized for period less than one year.
**** Not Annualized.

***** Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Croft Focus Fund - Class R
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six		Period
	Months Ended		Ended
	10/31/2014		4/30/2014 †

Net Asset Value, at Beginning of Period	$ 9.97		$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.02)		0.00
Net Gain (Loss) on Securities (Realized and Unrealized) *****	0.41		(0.03)
Total from Investment Operations	0.39		(0.03)

Distributions:
Net Investment Income	-		-
Realized Gains	-		-
Total from Distributions	-		-

Net Asset Value, at End of Period	$ 10.36		$ 9.97

Total Return **	3.91%	****	(0.30)%	****

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 319		$ 212
Before Waivers
Ratio of Expenses to Average Net Assets ***	2.03%		2.63%
Ratio of Net Investment Loss to Average Net Assets ***	(0.89)%		(1.19)%
After Waivers
Ratio of Expenses to Average Net Assets ***	1.47%		1.47%
Ratio of Net Investment Loss to Average Net Assets ***	(0.32)%		(0.03)%
Portfolio Turnover	56.41%	****	13.90%	****

† For the period December 31, 2013 (commencement of investment operations) through April 30, 2014.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

***Annualized for period less than one year.
**** Not Annualized.

***** Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2014 (UNAUDITED)

Note 1. Organization

The Croft Value Fund (the “Value Fund”), the Croft Income Fund (the “Income Fund”), and the Croft Focus Fund (the “Focus Fund”), together (the “Funds”) were organized as managed portfolios of the Croft Funds Corporation (the “Corporation”) under the laws of the State of Maryland pursuant to Articles of Incorporation dated July 20, 1994, and are registered under the Investment Company Act of 1940, as amended (“the Act”), as diversified, open-end investment companies. The Value Fund and Income Fund commenced operations on May 4, 1995. The Focus Fund commenced operations on December 31, 2013.  The Board of Directors has authorized two classes of shares for the Value Fund and Focus Fund: Class R shares and Class I shares and each class is subject to different expenses. The Income Fund consists of one class of shares. The Value Fund’s investment objective is growth of capital.  The Value Fund invests primarily in common stocks of companies believed by Croft-Leominster, Inc. (the “Advisor”) to be undervalued and have good prospects for capital appreciation.  The Income Fund’s investment objective is to achieve a high level of current income with moderate risk to principal. The Advisor seeks to achieve this by investing primarily in a diversified portfolio of U.S. traded investment grade fixed-income securities. The Focus Fund’s investment objective is long-term growth of capital. The Focus Fund invests in a focused portfolio of 25 or fewer stocks primarily comprised of common stocks of U.S. and foreign companies that the Advisor believes are undervalued.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required. Federal income tax loss carryforwards generated in prior years will be used to offset a portion of current year’s net realized gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the six months ended October 31, 2014, management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken in the Funds’ 2014 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. As of and during the six months ended October 31, 2014, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds. These differences relate primarily to the differing tax treatment of realized gains on redemptions in-kind, equalization, REITs, and the partnership conversion.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Organizational and Offering Costs: All costs incurred by the Focus Fund in connection with the organization, offering and initial registration of the Focus Fund were paid on behalf of the Focus Fund by the Advisor and will not be borne by the Focus Fund.

Other: The Funds record security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.  Expenses incurred by the Corporation that do not relate to a specific Fund or class of the Corporation is allocated in accordance to the Corporation’s expense policy.  Class specific expenses are borne by each class.  Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

Note 3. Security Valuations – As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 within the fair value hierarchy.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks including real estate investment trusts and preferred stock) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as Level 1 within the fair value hierarchy. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as Level 2 within the fair value hierarchy. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Directors and are categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the money market funds. These securities will be classified as Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities such as corporate bonds and U.S. government agencies and obligations when valued using market quotations in an active market, will be categorized as Level 1 within the fair value hierarchy.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 within the fair value hierarchy.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Directors.  These securities will be categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using amortized cost which approximates fair value and would be categorized in Level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of October 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 86,517,258	$ 0	$ 0	$ 86,517,258
Real Estate Investment Trust	1,744,665	0	0	1,744,665
Short-Term Investments	1,567,231	0	0	1,567,231
Total	$ 89,829,154	$ 0	$ 0	$ 89,829,154

The following table summarizes the inputs used to value the Income Fund’s investments measured at fair value as of October 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ 0	$ 7,185,375	$ 0	$ 7,185,375
Preferred Stocks	85,410	0	0	85,410
U.S. Government Agencies & Obligations	3,930,129	0	0	3,930,129
Short-Term Investments	3,980,044	0	0	3,980,044
Total	$ 7,995,583	$ 7,185,375	$ 0	$ 15,180,958

The following table summarizes the inputs used to value the Focus Fund’s assets measured at fair value as of October 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,683,632	$ 0	$ 0	$ 8,683,632
Short-Term Investments	562,703	0	0	562,703
Total	$ 9,246,335	$ 0	$ 0	$ 9,246,335

The Funds did not hold any Level 2 or Level 3 assets (those valued using significant unobservable inputs) at any time during the six months ended October 31, 2014. Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

The Funds did not hold any derivative instruments at any time during the six months ended October 31, 2014. For more detail on the industry classification of investments, please refer to each Fund’s Schedule of Investments. The Value Fund, Income Fund, and Focus Fund had no transfers between Level 1 and Level 2 during the six months ended October 31, 2014.  The Funds consider transfers into and out of Level 1 and Level 2 as of the end of the reporting period.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

The Funds retain the Advisor as their investment advisor.  Under the terms of the management agreement between the Advisor and the Trust, subject to such policies as the Board of Directors of the Corporation may determine, the Advisor, at its expense, will continuously furnish an investment program for the Funds, will make investment decisions on behalf of the Funds, and place all orders for the purchase and sale of portfolio securities subject to applicable investment objectives, policies and restrictions. Pursuant to the management agreement and subject to the general oversight of the Board of Directors, the Advisor also manages, supervises and conducts the other affairs and business of the Funds, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Funds.  For the Advisor’s services, the Funds pay a fee, computed daily and payable monthly at the annual rate of 0.94% of the Value Fund’s average daily net assets, at the annual rate of 0.79% of the Income Fund’s average daily net assets and at the annual rate of 0.94% of the Focus Fund’s average daily net assets.

For the six months ended October 31, 2014, the Advisor earned fees from the Value Fund of $460,706. The Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Value Fund’s Class R shares through August 31, 2015 to limit the overall expense ratio to 1.47% (excluding brokerage, commissions, underlying fund fees and expenses and extraordinary expenses) of the Value Fund’s Class R shares average net assets.  The Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Value Fund’s Class I shares through August 31, 2015 to limit the overall expense ratio to 1.22% (excluding brokerage commissions, underlying fund fees and expenses, or extraordinary expenses) of the Value Fund’s Class I average net assets through August 31, 2015. For the six months ended October 31, 2014, $210 of management fees were waived for the Value Fund. As of October 31, 2014, the Value Fund owed the Advisor $69,164 in Advisory fees.

For the six months ended October 31, 2014, the Advisor earned fees from the Income Fund of $59,389. The Advisor has contractually agreed to waive management fees and/or reimburse expenses to limit the overall expense ratio to 1.10% (excluding brokerage, commissions, underlying fund fees and expenses and extraordinary expenses) of the Income Fund’s average net assets.  The Advisor waived management fees in the amount of $37,849, which is not recoupable, for the six months ended October 31, 2014. As of October 31, 2014, the Advisor owed the Income Fund $2,042 in Advisory fees.

For the six months ended October 31, 2014, the Advisor earned fees from the Focus Fund of $38,199. The Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Focus Fund’s Class R shares through August 30, 2015 to limit the overall expense ratio to 1.47% (excluding brokerage, commissions, underlying fund fees and expenses and extraordinary expenses) of the Focus Fund’s Class R shares average net assets.  The Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Focus Fund’s Class I shares through August 30, 2015 to limit the overall expense ratio to 1.22% (excluding brokerage commissions, underlying fund fees and expenses, or extraordinary expenses) of the Focus Fund’s Class I average net assets through August 31, 2015. The Advisor waived management fees in the amount of $23,170, which is not recoupable, for the six months ended October 31, 2014. As of October 31, 2014, the Focus Fund owed the Advisor $11,854 in Advisory fees.

Pursuant to a plan of distribution, the Value Fund Class R, the Income Fund, and the Focus Fund Class R may pay a distribution fee of up to 0.25% of the average daily net assets to broker-dealers for distribution assistance and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance.  For the six months ended October 31, 2014, the Value Fund Class R, the Income Fund and the Focus Fund Class R incurred distribution fees of $98,937, $18,794 and $347, respectively.

Directors and certain officers of the Corporation are also officers and owners of the Advisor. Each “non-interested” Director is entitled to receive an annual fee of $5,000 plus expenses for services related to the Corporation. The expense is allocated between the Funds by relative net assets.

Note 5. Capital Share Transactions

At October 31, 2014, there were 30,000,000, $0.001 par value shares of capital stock authorized for the Croft Funds Corporation (which includes the Value Fund, the Income Fund and the Focus Fund). The paid in capital amounted to $38,054,253 for the Value Fund, $15,153,831 for the Income Fund and $8,744,122 for the Focus Fund.

The Funds will deduct a 2% redemption fee from redemption proceeds if shares are purchased and then redeemed within 30 days.  For the six months ended October 31, 2014, the Value Fund – Class R collected $75 in redemption fees.  For the six months ended October 31, 2014, the Value Fund – Class I, the Income Fund and the Focus Fund Class I and Class R did not collect any redemption fees. Management has waived any redemptions fee that otherwise would apply to shares redeemed by ReFlow, LLC.

Note 6. Investments

Value Fund

For the six months ended October 31, 2014, the cost of purchases and the proceeds from sales, other than U.S. Government Securities, short-term securities, and in-kind transactions, aggregated $10,774,672 and $18,472,435, respectively. For the six months ended October 31, 2014, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $0 and $0, respectively. For the six months ended October 31, 2014, the cost of purchases and proceeds from sales of in-kind transactions aggregated $0 and $8,428,433, respectively. For federal income tax purposes, as of October 31, 2014, the gross unrealized appreciation for all securities totaled $31,329,280 and the gross unrealized depreciation for all securities totaled $612,372, for a net unrealized appreciation of $30,716,908.  The aggregate cost of securities for federal income tax purposes at October 31, 2014, was $59,112,246.

Income Fund

For the six months ended October 31, 2014, the cost of purchases and the proceeds from the sales, other than U.S. Government securities and short-term securities, aggregated $1,929,002 and $1,428,335, respectively.  For the six months ended October 31, 2014, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $2,997,803 and $1,000,000, respectively.  For federal income tax purposes, as of October 31, 2014, the gross unrealized appreciation for all securities totaled $409,265 and the gross unrealized depreciation for all securities totaled $39,143, for a net unrealized appreciation of $370,122.  The aggregate cost of securities for federal income tax purposes at October 31, 2014, was $14,810,836.

Focus Fund

For the six months ended October 31, 2014, the cost of purchases and the proceeds from sales, other than U.S. Government Securities and short-term securities, aggregated $5,618,270 and $4,183,747, respectively. For the six months ended October 31, 2014, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $0 and $0, respectively. For federal income tax purposes, as of October 31, 2014, the gross unrealized appreciation for all securities totaled $505,534 and the gross unrealized depreciation for all securities totaled $341,440, for a net unrealized appreciation of $164,094.  The aggregate cost of securities for federal income tax purposes at October 31, 2014, was $9,082,241.

Note 7. Distributions to Shareholders

Value Fund

The Value Fund makes distributions annually. During the six months ended October 31, 2014, the Value Fund Class I and Class R did not pay a distribution.  During the year ended April 30, 2014, distributions of $0.12 per share, or $80,633 in the aggregate, were declared and paid from net investment income for Class I. During the year ended April 30, 2014, distributions of $0.22 per share, or $970,695 in the aggregate, were declared and paid from net investment income for Class R. During the year ended April 30, 2014, distributions of $0.22 per share, or $145,113 for Class I and $961,332 for Class R, in the aggregate, were declared and paid from short-term capital gains. During the year ended April 30, 2014, distributions of $3.53 per share, or $2,378,810 for Class I and $15,758,979 for Class R, in the aggregate, were declared and paid from long-term capital gains.

During the period August 1, 2012 (commencement of operations) through April 30, 2013, distributions of $0.13 per share, or $49,748 in the aggregate, were declared and paid from net investment income for Class I.

During the year ended April 30, 2013, distributions of $0.20 per share, or $2,210,332 in the aggregate, were declared and paid from net investment income for Class R.

The tax character of distributions paid during the fiscal years ended April 30, 2014 and 2013 was as follows:

	Fiscal year ended	Fiscal year ended
Distributions paid from:	4/30/2014	4/30/2013
Ordinary Income	$ 2,157,773	$2,260,080
Realized Gains	$18,137,789	$ -
	$20,295,562	$2,260,080

As of the fiscal year ended April 30, 2014, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Accumulated Undistributed Ordinary Income	$ 573,087
Accumulated Net Realized Gain on Investments	10,143,448
Net Unrealized Appreciation on Investments	37,951,896
$ 48,668,431

The difference between book and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses from wash sales.

Income Fund

The Income Fund makes quarterly income distributions. During the six months ended October 31, 2014, distributions of $0.07 per share, or $103,609 in aggregate, were declared and paid from net investment income. During the year ended April 30, 2014, distributions of $0.19 per share, or $275,622 in aggregate, were declared and paid from net investment income. During the year ended April 30, 2013, distributions of $0.25 per share, or $403,285 in the aggregate, were declared and paid from net investment income.

The tax character of distributions paid during the six months ended October 31, 2014, and fiscal years ended April 30, 2014 and 2013 was as follows:

	Six months ended	Fiscal year ended	Fiscal year ended
Distributions paid from:	10/31/2014	4/30/2014	4/30/2013
Ordinary Income	$103,609	$275,622	$403,285

As of the fiscal year ended April 30, 2014, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income	$ 23,251
Capital Loss Carryforward	(261,366)
Net Unrealized Appreciation on Investments	465,474
$ 227,359

The difference between book and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of post-October losses.

Focus Fund

The Focus Fund will make distributions from investment income annually and quarterly, respectively, and distribute any net realized gains annually. During the six months ended October 31, 2014, the Focus Fund Class I and Class R did not pay a distribution. During the period December 31, 2013 (commencement of investment operations) through April 30, 2014, Class I and Class R did not pay a distribution.

For the period December 31, 2013 (commencement of investment operations) through April 30, 2014, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Accumulated Undistributed Ordinary Income	$ 5,573
Net Unrealized Appreciation on Investments	17,618
$ 23,191

The difference between book and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of post-October losses.

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act. As of October 31 2014, SEI Private Trust Company held in omnibus accounts for the benefit of others approximately 28% of the voting securities of the Income Fund and may be deemed to control the Income Fund. As of October 31, 2014, the Croft family, in aggregate, owned approximately 56% of the voting securities of the Focus Fund and may be deemed to control the Focus Fund.

Note 9. Capital Loss Carryforwards

As of the fiscal year ended April 30, 2014, the Income Fund had available for federal tax purposes an unused capital loss carryforward of $261,366 which expires in 2018.  Any losses incurred during future taxable years will be required to be utilized prior to the losses incurred in prior years.  To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.  Capital loss carryforwards utilized in the fiscal year ended April 30, 2014 for the Value Fund and Income Fund amounted to $180,467 and $1,629, respectively.

Note 10. Loan Agreement

The Funds may, from time to time, participate in a program offered by ReFlow, LLC (“ReFlow”) which provides an alternative source of capital available to the Funds to satisfy some or all of their redemption requests at a minimum of 25 basis point daily fee of the outstanding loan balance. The Value Fund’s maximum borrowed was $3,061,154 with an average borrowing of $325,408 during the six months ended October 31, 2014. ReFlow shall not purchase more than the lesser of (a) 3% of the outstanding voting shares of the Fund or (b) the number of shares that can be purchased subject to the capital or other limits announced from time to time by ReFlow. Fees associated with the loan agreement amounted to $21,151 for the Value Fund, which was voluntarily waived by the Advisor. As repayment for shares purchased in Class R of the Value Fund, securities were redeemed in-kind with a fair value of $8,716,340. The Income Fund and Focus Fund had no borrowings during the six months ended October 31, 2014. As of October 31, 2014, the Value Fund, Income Fund and Focus Fund had no borrowings outstanding.

Note 11. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

CROFT FUNDS CORPORATION

EXPENSE ILLUSTRATION

OCTOBER 31, 2014 (UNAUDITED)

Expense Example

As a shareholder of the Croft Funds, you incur  two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution and /or Service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period,   May 1, 2014 through October 31, 2014, for Croft Value Fund, Class I and R, the Croft Income Fund, and the Focus Fund, Class I and R.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Value Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2014	October 31, 2014	May 1, 2014 to October 31, 2014

Actual	$1,000.00	$1,030.04	$6.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.26	$6.01

* Expenses are equal to the Value Fund's annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Value Fund - Class R
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2014	October 31, 2014	May 1, 2014 to October 31, 2014

Actual	$1,000.00	$1,029.02	$7.31
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.00	$7.27

* Expenses are equal to the Value Fund's annualized expense ratio of 1.43%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2014	October 31, 2014	May 1, 2014 to October 31, 2014

Actual	$1,000.00	$999.76	$5.54
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.66	$5.60

* Expenses are equal to the Income Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Focus Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2014	October 31, 2014	May 1, 2014 to October 31, 2014

Actual	$1,000.00	$1,040.08	$6.27
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.06	$6.21

* Expenses are equal to the Focus Fund's Class I annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Focus Fund - Class R
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2014	October 31, 2014	May 1, 2014 to October 31, 2014

Actual	$1,000.00	$1,039.12	$7.56
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.80	$7.48

* Expenses are equal to the Focus Fund's Class I annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CROFT FUNDS CORPORATION

DIRECTORS AND OFFICERS

OCTOBER 31, 2014 (UNAUDITED)

Information about Directors who are “interested persons” of the Corporation as defined under the 1940 Act, and each officer of the Corporation, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Year of Birth	Principal Occupation(s) During last five years and Position held with Corporation	Number of Portfolios overseen by Director	Other Directorships held by Director or Officer during last five years	Length of Time Served
Kent G. Croft[2] Year of Birth: 1963	Director, President, and Secretary of the Corporation. President, Croft-Leominster, Inc. since 1989.	3	None	Since 1995
Phillip Vong Year of Birth: 1975	Assistant Vice President, Treasurer and Chief Financial Officer of the Corporation. Employee of Croft-Leominster, Inc. since 1997.	N/A	None	Since 2004
Christina Walters Year of Birth: 1970	Chief Compliance Officer since 2013. Employee of Croft-Leominster, Inc. since 1997.	N/A	None	Since 2013
George Russell Croft[2] Year of Birth: 1973	Director and Vice President of the Corporation, Vice President of Croft Leominster, Inc. since 2001.	3	None	Vice President since 2007; Director since 2011

1 The mailing address of each officer and Director is: c/o Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202.

Kent G. Croft and Russell G. Croft are “interested persons” of the Corporation because they are a director and/or officers of the Corporation.  In addition, they may be deemed to be “interested persons” of the Corporation because they are officers of the Fund’s adviser.

Information about Directors who are not “interested persons” of the Corporation as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Year of Birth	Principal Occupation(s) During last five years and Position held with Corporation	Number of Portfolios overseen by Director	Other Directorships held by Director or Officer during last five years	Length of Time Served
Benjamin R. Civiletti Year of Birth: 1935	Director of the Corporation. Past Chairman and Partner, Venable LLP (law firm) (2006-2009); Attorney at Venable (2010 to present).	3	None	Since 2010
Steven Tamasi Year of Birth: 1963	Director of the Corporation. Chief Executive Officer of Boston Centerless, Inc. (supplier of precision ground bar materials and grinding services) since 1998.	3	None	Since 2010
Charles Jay McLaughlin Year of Birth: 1962	Director of the Corporation. President, Orion Safety Products as of January 1999.	3	None	Since 1999

1 The mailing address of each Director is: c/o Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202.

CROFT FUNDS CORPORATION

ADDITIONAL INFORMATION

OCTOBER 31, 2014 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 746-3322 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on July 31 and January 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-746-3322.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-746-3322.

PRIVACY NOTICE

CROFT FUNDS CORPORATION

Rev. June 2011

FACTS	WHAT DOES CROFT FUNDS CORPORATION DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Croft Funds Corporation chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Croft Funds Corporation share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-551-0990.

PRIVACY NOTICE

CROFT FUNDS CORPORATION

What we do:
How does Croft Funds Corporation protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Croft Funds Corporation collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Croft Funds Corporation has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Croft Funds Corporation does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Croft Funds Corporation does not jointly market.

1-800-746-3322

This report is provided for the general information of the shareholders of the Croft Value Fund, Croft Income Fund and Croft Focus Fund. This report is not intended for distribution to prospective investors in these Funds, unless preceded or accompanied by an effective Prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft, CEO

*Kent Croft CEO

Date January 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Kent Croft, CEO

*Kent Croft CEO

Date January 2, 2015

By Phillip Vong, Treasurer

*Phillip Vong, Treasurer

Date January 2, 2015

* Print the name and title of each signing officer under his or her signature.